CONDENSED BALANCE SHEETS (Parenthetical) (Unaudited) - $ / shares	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in shares)	10,487,373	10,469,120	2,005,187
Common stock, shares outstanding (in shares)	10,487,373	10,469,120	2,005,187